Segmental information - Geographical analysis (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Sales	£ 11,753	£ 10,436
Great Britain
Disclosure of geographical areas [line items]
Sales	1,204	1,044
United States
Disclosure of geographical areas [line items]
Sales	3,072	2,817
India
Disclosure of geographical areas [line items]
Sales	1,704	1,650
Rest of World
Disclosure of geographical areas [line items]
Sales	£ 5,773	£ 4,925